Common stock	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Federal Home Loan Banks [Abstract]
Common stock

8. COMMON STOCK

As of September 30, 2018, the Company had authorized 100,000,000 shares of common stock, $0.0001 par value per share. Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors. The Company does not intend to declare dividends for the foreseeable future.

Restricted common stock to founders

In March 2014, the Company sold 4,553,415 shares of restricted common stock to the founders of the Company (“recipients”), for $0.0004 per share, for total proceeds of $1,950. In April 2014, based upon anti-dilution provisions granted to the recipients, an additional 867,314 shares of restricted common stock were sold to the same recipients, after which the anti-dilution provisions were terminated. The restricted common stock vested 25% upon issuance, and the remaining 75% vested ratably over four years, during which time the Company had the right to repurchase the unvested shares held by a recipient if the relationship between such recipient and the Company ceased. Such shares were not accounted for as outstanding until they vested. Unvested restricted common stock awards to non-employees were re-measured at each vest date and each financial reporting date. All restricted common stock sold to recipients had vested as of September 30, 2018, and is no longer subject to re-valuation or eligible for repurchase.

The following is a summary of restricted common stock activity:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2017	169,654	$0.10
Issued	—	—
Vested	(169,654)	0.10
Forfeited	—	—

Unvested at September 30, 2018	—	$—

Restricted common stock to consultants

During 2016, the Company issued 18,194 shares of restricted common stock to non-employee consultants and advisors. Such shares are not accounted for as outstanding until they vest. There were 15,485 shares of restricted common stock issued to consultants outstanding as of September 30, 2018. Prior to July 1, 2018, unvested restricted common stock awards to non-employees were re-measured at each vest date and each financial reporting date. On July 1, 2018, the Company adopted ASU No. 2018-07 using a modified retrospective transition approach. As a result, the Company permanently revalued all unvested stock awards granted to non-employees as of July 1, 2018. The adoption-date fair value did not materially change from the fair value as of June 30, 2018 and therefore, a cumulative-effect adjustment was not required.

The following is a summary of restricted common stock activity:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2017	5,334	$10.51
Issued	—	—
Vested	(2,625)	9.95
Forfeited	—	—

Unvested at September 30, 2018	2,709	$11.05

11. COMMON STOCK

As of December 31, 2017, the Company had authorized 100,000,000 shares of common stock, $0.0001 par value per share. Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors. The Company does not intend to declare dividends for the foreseeable future.

Restricted common stock to founders

In March 2014, the Company sold 4,553,415 shares of restricted common stock to the founders of the Company (“recipients”), for $0.0004 per share, for total proceeds of $1,950. In April 2014, based upon anti-dilution provisions granted to the founders, an additional 867,314 shares of restricted common stock were sold to the same founders, after which the anti-dilution provisions were terminated. The restricted common stock vested 25% upon issuance, and the remaining 75% vests ratably over four years, during which time the Company has the right to repurchase the unvested shares held by a recipient if the relationship between such recipient and the Company ceases. If the relationship terminates, the Company has 90 days to repurchase unvested shares at $0.0004. Such shares are not accounted for as outstanding until they vest. There were 5,251,075 shares of restricted common stock outstanding as of December 31, 2017. Unvested restricted common stock awards to non-employees are re-measured at each vest date and each financial reporting date.

The following is a summary of restricted common stock activity:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2016	1,185,958	$0.10
Issued	—	—
Vested	(1,016,304)	0.10
Forfeited	—	—

Unvested at December 31, 2017	169,654	$0.10

The total fair value of shares vested during the twelve months ended 2017, 2016 and 2015 was approximately $3,840,000, $9,646,000 and $15,616,000 respectively.

Restricted common stock to consultants

There were no shares of restricted common stock granted to non-employee consultants and advisors during 2017 or 2015. During 2016, the Company granted a total of 18,194 of shares of restricted common stock to non-employee consultants and advisors. Such shares are not accounted for as outstanding until they vest. There were 12,860 shares of restricted common stock issued to consultants outstanding as of December 31, 2017. Unvested restricted common stock awards to non-employees are re-measured at each vest date and each financial reporting date.

The following is a summary of restricted common stock activity:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2016	10,834	$9.72
Issued	—	—
Vested	(5,500)	8.95
Forfeited	—	—

Unvested at December 31, 2017	5,334	$10.51

The total fair value of shares vested during the twelve months ended 2017 and 2016 was approximately $22,000 and $71,000, respectively. No shares were issued to consultants during the twelve months ended December 31, 2015.

Employee stock purchase plan

In 2015, the Company’s Board of Directors adopted, and the Company’s stockholders approved, the 2015 Employee Stock Purchase Plan (the “ESPP”). As of the December 31, 2017, no shares of common stock have been purchased under the ESPP.

Shares reserved for future issuance

The Company has reserved the following number of shares of common stock for future issuance:

	As of December 31,
	2017	2016
Stock-based compensation awards	3,439,820	2,722,573
Vesting of restricted common stock	174,988	1,196,792
Employee stock purchase plan	534,274	354,569

Total	4,149,082	4,273,934